April 2020
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
http://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Keycorp Real Estate Capital Markets, Inc.
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Situs Holdings, LLC
Payment Date:
Apr 17, 2020
Prior Payment:
Mar 17, 2020
Next Payment:
May 15, 2020
Record Date:
Mar 31, 2020
Determination Date:
Apr 13, 2020
First Payment Date:
Aug 17, 2012
Closing Date:
Jul 30, 2012
Cut-off Date:
Jul 1, 2012
Final Distribution Date:
Aug 17, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
April 2020
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expenses
Balance
A-1
0.91600%
86,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.97200%
221,800,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.82500%
149,600,000.00
64,328,482.62
1,842,367.93
151,439.97
1,993,807.90
0.00
0.00
62,486,114.69
A-4
3.17600%
489,820,000.00
489,820,000.00
0.00
1,296,390.27
1,296,390.27
0.00
0.00
489,820,000.00
A-S
3.79200%
59,204,000.00
59,204,000.00
0.00
187,084.64
187,084.64
0.00
0.00
59,204,000.00
B
4.44300%
32,984,000.00
32,984,000.00
0.00
122,123.26
122,123.26
0.00
0.00
32,984,000.00
PST
4.19459%
116,714,000.00
116,714,000.00
0.00
407,973.27
407,973.27
0.00
0.00
116,714,000.00
C
4.83236%
24,526,000.00
24,526,000.00
0.00
98,765.37
98,765.37
0.00
0.00
24,526,000.00
D
4.83236%
27,064,000.00
27,064,000.00
0.00
108,985.81
108,985.81
0.00
0.00
27,064,000.00
E
4.83236%
49,053,000.00
49,053,000.00
0.00
197,534.78
197,534.78
0.00
0.00
49,053,000.00
F
4.50000%
8,457,000.00
8,457,000.00
0.00
31,713.75
31,713.75
0.00
0.00
8,457,000.00
G
4.50000%
18,607,000.00
18,607,000.00
0.00
69,776.25
69,776.25
0.00
0.00
18,607,000.00
H
4.50000%
23,680,000.00
23,680,000.00
0.00
88,800.00
88,800.00
0.00
0.00
23,680,000.00
J
4.50000%
45,670,509.00
45,670,509.00
0.00
169,198.32
169,198.32
0.00
0.00
45,670,509.00
X-A
1.58148%
1,065,628,000.00
672,556,482.62
0.00
886,362.75
886,362.75
0.00
0.00
670,714,114.69
X-B
0.38936%
65,968,000.00
65,968,000.00
0.00
21,404.39
21,404.39
0.00
0.00
65,968,000.00
X-C
0.14461%
221,583,509.00
221,583,509.00
0.00
26,703.57
26,703.57
0.00
0.00
221,583,509.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,353,179,509.00
960,107,991.62
1,842,367.93
3,864,256.40
5,706,624.33
0.00
0.00
958,265,623.69
PAYMENT DETAIL

April 2020
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Deficit/TA Expense
Balance
A-1
61761AAW8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61761AAX6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
61761AAY4
0.43000323
0.01231529
0.00101230
0.01332759
0.00000000
0.41768793
A-4
61761AAZ1
1.00000000
0.00000000
0.00264667
0.00264667
0.00000000
1.00000000
A-S
61761ABA5
1.00000000
0.00000000
0.00316000
0.00316000
0.00000000
1.00000000
B
61761ABB3
1.00000000
0.00000000
0.00370250
0.00370250
0.00000000
1.00000000
PST
61761ABC1
1.00000000
0.00000000
0.00349550
0.00349550
0.00000000
1.00000000
C
61761ABD9
1.00000000
0.00000000
0.00402697
0.00402697
0.00000000
1.00000000
D
61761AAG3
1.00000000
0.00000000
0.00402697
0.00402697
0.00000000
1.00000000
E
61761AAJ7
1.00000000
0.00000000
0.00402697
0.00402697
0.00000000
1.00000000
F
61761AAL2
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
G
61761AAN8
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
H
61761AAQ1
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
J
61761AAS7
1.00000000
0.00000000
0.00370476
0.00370476
0.00000000
1.00000000
X-A
61761AAA6
0.63113627
0.00000000
0.00083178
0.00083178
0.00000000
0.62940737
X-B
61761AAC2
1.00000000
0.00000000
0.00032447
0.00032447
0.00000000
1.00000000
X-C
61761AAE8
1.00000000
0.00000000
0.00012051
0.00012051
0.00000000
1.00000000
R
61761AAU2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

April 2020
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
64,328,482.62
1,842,367.93
0.00
0.00
0.00
62,486,114.69
A-4
489,820,000.00
0.00
0.00
0.00
0.00
489,820,000.00
A-S
59,204,000.00
0.00
0.00
0.00
0.00
59,204,000.00
B
32,984,000.00
0.00
0.00
0.00
0.00
32,984,000.00
PST
116,714,000.00
0.00
0.00
0.00
0.00
116,714,000.00
C
24,526,000.00
0.00
0.00
0.00
0.00
24,526,000.00
D
27,064,000.00
0.00
0.00
0.00
0.00
27,064,000.00
E
49,053,000.00
0.00
0.00
0.00
0.00
49,053,000.00
F
8,457,000.00
0.00
0.00
0.00
0.00
8,457,000.00
G
18,607,000.00
0.00
0.00
0.00
0.00
18,607,000.00
H
23,680,000.00
0.00
0.00
0.00
0.00
23,680,000.00
J
45,670,509.00
0.00
0.00
0.00
0.00
45,670,509.00
Totals:
960,107,991.62
1,842,367.93
0.00
0.00
0.00
958,265,623.69
PRINCIPAL DETAIL

April 2020
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustments
Shortfalls
Premium
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
151,439.97
0.00
0.00
0.00
0.00
0.00
151,439.97
0.00
A-4
1,296,390.27
0.00
0.00
0.00
0.00
0.00
1,296,390.27
0.00
A-S
187,084.64
0.00
0.00
0.00
0.00
0.00
187,084.64
0.00
B
122,123.26
0.00
0.00
0.00
0.00
0.00
122,123.26
0.00
PST
407,973.27
0.00
0.00
0.00
0.00
0.00
407,973.27
0.00
C
98,765.37
0.00
0.00
0.00
0.00
0.00
98,765.37
0.00
D
108,985.81
0.00
0.00
0.00
0.00
0.00
108,985.81
0.00
E
197,534.78
0.00
0.00
0.00
0.00
0.00
197,534.78
0.00
F
31,713.75
0.00
0.00
0.00
0.00
0.00
31,713.75
0.00
G
69,776.25
0.00
0.00
0.00
0.00
0.00
69,776.25
0.00
H
88,800.00
0.00
0.00
0.00
0.00
0.00
88,800.00
0.00
J
171,264.41
0.00
0.00
2,066.09
0.00
0.00
169,198.32
4,882.88
X-A
886,362.75
0.00
0.00
0.00
0.00
0.00
886,362.75
0.00
X-B
21,404.39
0.00
0.00
0.00
0.00
0.00
21,404.39
0.00
X-C
26,703.57
0.00
0.00
0.00
0.00
0.00
26,703.57
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,866,322.49
0.00
0.00
2,066.09
0.00
0.00
3,864,256.40
4,882.88
INTEREST DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
April 2020
Pass
Through Certificates, Series 2012-C5
Interest
Fees
Scheduled Interest
3,896,694.12
Master Servicing Fee
27,643.31
Interest Adjustments
0.00
Certificate Administrator Fee
1,694.87
Deferred Interest
0.00
Trustee Fee
1,157.47
Net Prepayment Shortfall
0.00
Custodian Fee
537.40
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,033.45
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
2,066.09
Interest Collections
3,896,694.12
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
2,066.09
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,842,367.97
Fee Distributions
32,437.72
Unscheduled Principal
(0.04)
Principal Adjustments
0.00
Principal Collections
1,842,367.93
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances/Relief Act Interest
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
0.00
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
3,864,256.40
Principal Distribution
1,842,367.93
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
5,706,624.33
Total Collections
5,739,062.05
Total Distribution
5,739,062.05
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
April 2020
Pass
Through Certificates, Series 2012-C5
Interest Accrual Period
March 1,2020-March 31,2020
P&I Advances:
Master
Servicer
Trustee
Principal
0.00
0.00
Stated Principal Balance
Interest
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
960,107,991.55
958,265,623.62
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
Principal Distribution Amount
1,842,367.93
WAC(Exclude REO)
Net WAC(Exclude REO)
4.87032
4.83236
4.87032
4.83236
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
April 2020
Pass
Through Certificates, Series 2012-C5
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
Comments
CURRENT LOAN MODIFICATION REPORT

April 2020
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

April 2020
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

April 2020
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

April 2020
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

April 2020
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
13,921,826.83
1.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
10,017,157.82
1.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

April 2020
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
63
958,265,623.62
100.00%
958,453,939.75
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
63
958,265,623.62
100.00%
958,453,939.75
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
63
958,265,623.62
100.00%
958,453,939.75
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
63
958,265,623.62
100.00%
958,453,939.75
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

April 2020
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

April 2020
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
2,066.09
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,579,961.89
0.00
0.00
10069814
9,579,961.89
Count:
Totals:
1
2,066.09
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
2,066.09
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

April 2020
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
77,702,331.94
07/01/2022
4.67
F
10069832
34,169,094.32
07/10/2022
4.75
F
10073624
15,132,648.68
07/10/2022
4.50
F
10073634
9,426,230.93
05/01/2022
5.39
F
10069806
8,346,311.15
07/01/2021
5.45
F
10069805
7,837,114.24
08/01/2022
5.25
F
10069804
5,568,880.04
02/10/2022
5.45
F
10173064
1,866,746.31
09/10/2021
6.00
F
10073654
1,745,302.52
05/10/2022
5.26
F
10073662
1,507,757.22
09/10/2021
6.00
F
10073655
163,302,417.35
Count:
Totals:
10
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

April 2020
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

April 2020
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069817
Office
MD
07/10/27
N
151,793,696.80
1,005,613.74
-0.04
04/10/20
0.00
0
596,339.70
0.00
4.550
0.00
10069823
Retail
FL
06/01/22
N
100,000,000.00
338,416.67
0.00
04/01/20
0.00
0
338,416.67
0.00
3.930
0.00
10069832
Office
CO
07/01/22
N
77,702,331.94
465,314.59
0.00
04/01/20
0.00
0
313,283.79
0.00
4.673
0.00
10069807
Retail
IN
04/01/22
N
77,252,977.80
441,074.38
0.00
04/01/20
0.00
0
320,277.99
0.00
4.807
0.00
10069813
Lodging
04/01/20 NY
05/01/22
N
34,724,190.19
215,903.60
0.00
03/01/20
0.00
B
151,223.35
0.00
5.048
0.00
10073624
Retail
XX
07/10/22
N
34,169,094.32
206,050.70
0.00
04/10/20
0.00
0
140,031.13
0.00
4.750
0.00
10073625
Lodging
CA
05/10/22
N
31,096,186.39
189,969.06
0.00
04/10/20
0.00
0
130,119.72
0.00
4.850
3.70
12/31/19
10069812
Mobile Home
VA
07/01/22
N
23,666,682.62
140,123.87
0.00
04/01/20
0.00
0
92,871.67
0.00
4.548
0.00
10069827
Retail
IL
07/01/22
N
23,630,940.24
140,065.44
0.00
03/01/20
0.00
B
92,975.73
0.00
4.560
0.00
10073628
Retail
CA
05/10/22
N
21,399,114.20
126,671.22
0.00
04/10/20
0.00
0
83,090.44
0.00
4.500
0.00
10073629
Retail
IN
07/10/22
N
20,040,566.68
114,919.04
0.00
03/10/20
0.00
B
72,632.98
0.00
4.200
0.00
10069811
Office
UT
05/01/22
N
19,115,892.86
119,246.26
0.00
04/01/20
0.00
0
83,858.67
0.00
5.085
0.00
10073632
Mixed Use
CA
07/10/22
N
16,096,554.99
111,166.50
0.00
04/10/20
0.00
0
62,562.49
0.00
4.500
0.00
10073634
Multifamily
FL
07/10/22
N
15,132,648.68
85,123.13
0.00
04/10/20
0.00
0
58,741.24
0.00
4.500
0.00
10073633
Office
TX
07/05/22
N
14,937,040.47
85,129.35
0.00
04/05/20
0.00
0
56,702.49
0.00
4.400
0.00
10073636
Lodging
VA
06/10/22
N
14,243,028.35
86,071.81
0.00
04/10/20
0.00
0
58,371.25
0.00
4.750
0.00
10073635
Retail
MI
07/10/22
N
14,233,479.39
84,981.25
0.00
04/10/20
0.00
0
56,982.53
0.00
4.640
1.39
12/31/19
10073638
Office
CA
06/10/22
N
13,858,342.80
78,487.72
0.00
04/10/20
0.00
0
54,392.16
0.00
4.550
0.00
10073630
Retail
XX
02/10/22
N
12,471,153.28
80,802.27
0.00
04/10/20
0.00
0
58,631.86
0.00
5.450
0.00
10069826
Mobile Home
DE
07/01/22
N
9,746,369.91
57,705.56
0.00
04/01/20
0.00
0
38,246.24
0.00
4.548
0.00
10069814
Retail
02/07/20 FL
04/01/22
N
9,579,961.89
60,810.56
0.00
04/01/20
0.00
0
43,470.45
0.00
5.260
0.00
10073641
Office
CA
04/10/22
N
9,526,560.91
57,526.98
0.00
04/10/20
0.00
0
42,560.51
0.00
5.180
0.00
10069806
Industrial
XX
05/01/22
N
9,426,230.93
60,735.75
0.00
04/01/20
0.00
0
43,804.99
0.00
5.387
0.00
10073640
Lodging
NY
05/10/22
N
9,356,694.36
67,899.57
0.00
04/10/20
0.00
0
41,208.70
0.00
5.100
0.00
10069805
Multifamily
TX
07/01/21
N
8,346,311.15
54,783.76
0.00
04/01/20
0.00
0
39,256.97
0.00
5.452
0.00
10073642
Lodging
04/03/20 MD
07/10/22
N
8,271,233.30
61,408.75
0.00
03/10/20
0.00
B
39,278.29
0.00
5.500
0.00
10073643
Lodging
LA
05/10/22
N
8,269,381.39
62,608.84
0.00
04/10/20
0.00
0
40,696.43
0.00
5.700
0.00
10073646
Retail
NY
04/10/22
N
8,213,475.43
51,157.49
0.00
03/10/20
0.00
B
39,028.21
0.00
5.510
0.00
10073645
Retail
MI
04/10/22
N
8,136,980.61
52,513.00
0.00
04/10/20
0.00
0
38,254.22
0.00
5.450
1.73
12/31/19
10069810
Retail
TX
05/01/22
N
7,914,513.84
49,441.17
0.00
04/01/20
0.00
0
34,828.91
0.00
5.101
0.00
10069804
Industrial
XX
08/01/22
N
7,837,114.24
71,427.48
0.00
04/01/20
0.00
0
35,592.29
0.00
5.250
0.00
10069829
Retail
MD
07/01/22
N
7,362,347.36
43,677.93
0.00
04/01/20
0.00
0
29,030.52
0.00
4.570
0.00
10073839
Retail
CA
05/01/22
N
7,132,547.13
42,797.86
0.00
04/01/20
0.00
0
28,616.69
0.00
4.650
0.00
10073644
Lodging
PA
06/10/22
N
7,042,141.19
64,957.48
0.00
04/10/20
0.00
0
32,288.65
0.00
5.300
0.00
10069825
Mobile Home
DE
07/01/22
N
6,540,610.71
38,725.14
0.00
04/01/20
0.00
0
25,666.35
0.00
4.548
0.00
10069809
Office
TX
07/01/22
N
6,475,492.22
40,222.82
0.00
04/01/20
0.00
0
28,378.49
0.00
5.080
1.32
12/31/19
10069816
Lodging
UT
07/01/22
N
6,097,523.10
43,234.68
0.00
04/01/20
0.00
0
25,591.97
0.00
4.860
0.00
10073647
Mixed Use
CA
07/10/22
N
6,097,017.85
34,805.48
0.00
04/01/20
0.00
0
24,454.92
0.00
4.650
1.95
12/31/19
10073648
Office
TX
05/10/22
N
5,790,362.58
36,392.73
0.00
04/10/20
0.00
0
25,825.42
0.00
5.170
0.00
10173064
Retail
XX
02/10/22
N
5,568,880.04
36,081.51
0.00
04/10/20
0.00
0
26,181.52
0.00
5.450
0.00
10073649
Retail
CO
07/10/22
N
5,440,140.43
33,551.35
0.00
04/10/20
0.00
0
23,466.25
0.00
5.000
0.00

April 2020
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069821
Lodging
TN
06/01/22
N
4,967,673.88
35,820.29
0.00
04/01/20
0.00
0
21,664.04
0.00
5.050
0.00
10069815
Self Storage
MD
06/01/22
N
4,793,749.53
29,990.79
0.00
04/01/20
0.00
0
21,248.09
0.00
5.138
0.00
10073650
Self Storage
CA
04/10/22
N
4,658,197.83
29,542.90
0.00
04/10/20
0.00
0
21,097.12
0.00
5.250
0.00
10069822
Retail
CA
07/01/22
N
4,459,792.95
27,382.40
0.00
04/01/20
0.00
0
19,045.40
0.00
4.950
0.00
10069808
Other
NY
07/01/22
N
4,328,159.49
24,407.02
0.00
04/01/20
0.00
0
15,015.16
0.00
4.020
1.79
12/31/19
10073652
Retail
CA
07/10/22
N
4,325,201.47
26,082.37
0.00
04/10/20
0.00
0
17,725.46
0.00
4.750
0.00
10073651
Lodging
NC
07/10/22
N
4,218,329.27
31,318.46
0.00
04/10/20
0.00
0
20,031.93
0.00
5.500
0.00
10073656
Retail
TX
07/10/22
N
3,907,276.30
23,882.70
0.00
04/10/20
0.00
0
16,517.61
0.00
4.900
0.00
10069819
Retail
MN
06/01/22
N
3,887,914.43
23,569.16
0.00
04/01/20
0.00
0
16,050.81
0.00
4.785
0.00
10069818
Retail
PA
05/01/22
N
3,765,781.74
23,129.00
0.00
04/01/20
0.00
0
15,952.28
0.00
4.910
0.00
10069824
Mobile Home
DE
07/01/22
N
3,679,093.64
21,782.89
0.00
04/01/20
0.00
0
14,437.32
0.00
4.548
0.00
10073653
Office
MI
03/10/22
N
3,674,545.48
35,304.28
0.00
04/10/20
0.00
0
18,499.82
0.00
5.820
0.00
10073658
Retail
TX
07/10/22
N
3,450,987.24
18,996.91
0.00
04/01/20
0.00
0
14,431.73
0.00
4.850
0.00
10069830
Other
FL
07/01/22
N
3,186,045.05
18,901.56
0.00
04/01/20
0.00
0
12,562.92
0.00
4.570
0.00
10073657
Lodging
TX
04/10/22
N
3,115,756.44
24,138.38
0.00
04/10/20
0.00
0
16,112.64
0.00
5.990
0.00
10073659
Retail
NC
07/01/25
N
3,096,240.60
19,438.53
0.00
04/01/20
0.00
0
13,889.13
0.00
5.200
1.50
12/31/19
10073660
Retail
WA
04/10/22
N
2,658,767.45
17,986.52
0.00
04/10/20
0.00
0
13,758.81
0.00
6.000
0.00
10073661
Retail
TX
05/10/22
N
1,935,034.44
12,615.87
0.00
04/10/20
0.00
0
9,330.32
0.00
5.590
0.00
10073654
Retail
IN
09/10/21
N
1,866,746.31
18,627.21
0.00
04/10/20
0.00
0
9,691.03
0.00
6.000
0.00
10073662
Retail
CO
05/10/22
N
1,745,302.52
11,056.46
0.00
04/10/20
0.00
0
7,919.46
0.00
5.260
0.00
10073655
Retail
AZ
09/10/21
N
1,507,757.22
15,045.05
0.00
04/10/20
0.00
0
7,827.37
0.00
6.000
0.00
10073663
Retail
NY
05/10/22
N
1,301,457.77
12,446.85
0.00
04/10/20
0.00
0
6,652.82
0.00
5.910
0.00
10069820
Self Storage
TX
06/01/17
10069828
Office
NJ
07/01/17
04/01/16
10069831
Lodging
LA
07/01/19
07/02/19
10069833
Other
NY
05/01/30
04/01/17
10073622
Office
CO
06/07/17
12/21/16
10073623
Lodging
CA
04/01/17
12/19/16
10073626
Office
XX
06/10/17
02/01/16
10073631
Industrial
OH
07/10/17
07/10/17
10073637
Retail
IL
06/10/22
01/07/20
10073639
Lodging
OR
05/10/17
958,265,623.62
5,739,062.09
-0.04
0.00
73
Totals:
Count:
3,896,694.12
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

April 2020
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

April 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0M to 4.9M
22
$74,529,811.05
7.78%
100M to 104.9M
1
$100,000,000.00
10.44%
10M to 14.9M
5
$69,743,044.29
7.28%
150M to 154.9M
1
$151,793,696.80
15.84%
15M to 19.9M
3
$50,345,096.53
5.25%
20M to 24.9M
4
$88,737,303.74
9.26%
30M to 34.9M
3
$99,989,470.90
10.43%
5M to 9.9M
22
$168,171,890.57
17.55%
75M to 79.9M
2
$154,955,309.74
16.17%
Total
63
$958,265,623.62
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.750% - 3.990%
1
$100,000,000.00
10.44%
4.000% - 4.240%
2
$24,368,726.17
2.54%
4.250% - 4.490%
1
$14,937,040.47
1.56%
4.500% - 4.740%
16
$401,257,823.31
41.87%
4.750% - 4.990%
11
$186,655,764.09
19.48%
5.000% - 5.240%
11
$111,201,511.40
11.60%
5.250% - 5.490%
10
$74,812,273.68
7.81%
5.500% - 5.740%
5
$30,907,453.83
3.23%
5.750% - 5.990%
3
$8,091,759.69
0.84%
6.000% - 6.240%
3
$6,033,270.98
0.63%
Total
63
$958,265,623.62
100.00%
Gross Rate
Total Weighted Average Rate: 4.71%

April 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
MARYLAND
4
$172,221,026.99
17.97%
FLORIDA
4
$127,898,655.62
13.35%
CALIFORNIA
10
$118,649,516.52
12.38%
INDIANA
3
$99,160,290.79
10.35%
COLORADO
3
$84,887,774.89
8.86%
VARIOUS
5
$69,472,472.81
7.25%
NEW YORK
5
$57,923,977.24
6.04%
TEXAS
9
$55,872,774.68
5.83%
VIRGINIA
2
$37,909,710.97
3.96%
MICHIGAN
3
$26,045,005.48
2.72%
UTAH
2
$25,213,415.96
2.63%
ILLINOIS
1
$23,630,940.24
2.47%
DELAWARE
3
$19,966,074.26
2.08%
PENNSYLVANIA
2
$10,807,922.93
1.13%
LOUISIANA
1
$8,269,381.39
0.86%
NORTH CAROLINA
2
$7,314,569.87
0.76%
TENNESSEE
1
$4,967,673.88
0.52%
MINNESOTA
1
$3,887,914.43
0.41%
WASHINGTON
1
$2,658,767.45
0.28%
ARIZONA
1
$1,507,757.22
0.16%
Total
63
$958,265,623.62
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
2
$17,263,345.17
1.80%
Lodging
11
$131,402,137.86
13.71%
Mixed Use
2
$22,193,572.84
2.32%
Mobile Home Park
4
$43,632,756.88
4.55%
Multifamily
2
$23,478,959.83
2.45%
Office
9
$302,874,266.06
31.61%
Other
2
$7,514,204.54
0.78%
Retail
29
$400,454,433.08
41.79%
Self Storage
2
$9,451,947.36
0.99%
Total
63
$958,265,623.62
100.00%
Property Type

April 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
93 - 95
49
$801,687,551.78
83.66%
96 - 98
11
$144,857,257.16
15.12%
102 - 104
2
$3,374,503.53
0.35%
105 - 107
1
$8,346,311.15
0.87%
Total
63
$958,265,623.62
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 94
Count
Balance ($)
%
15 - 17
3
$11,720,814.68
1.22%
21 - 23
3
$21,714,578.80
2.27%
24 - 26
29
$434,908,218.88
45.38%
27 - 29
26
$335,032,073.86
34.96%
63 - 65
1
$3,096,240.60
0.32%
87 - 89
1
$151,793,696.80
15.84%
Total
63
$958,265,623.62
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 35

April 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0.500 - 0.990
1
$16,096,554.99
1.68%
1.000 - 1.490
13
$135,980,943.40
14.19%
1.500 - 1.990
30
$466,122,317.39
48.64%
2.000 - 2.490
12
$175,121,986.36
18.27%
2.500 - 2.990
4
$24,321,074.18
2.54%
3.500 - 3.990
1
$31,096,186.39
3.25%
4.000 - 4.490
1
$9,526,560.91
0.99%
4.500 - 4.990
1
$100,000,000.00
10.44%
Total
63
$958,265,623.62
100.00%
DSCR
Total Weighted Average DSCR: 2.15
Count
Balance ($)
%
Amortizing Balloon
51
$540,739,530.47
56.43%
IO Maturity Balloon
1
$100,000,000.00
10.44%
IO/Amortizing/Balloon
11
$317,526,093.15
33.14%
Total
63
$958,265,623.62
100.00%
Amortization Type